Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Related Party Balances and Transactions

8.	RELATED PARTY BALANCES AND TRANSACTIONS

The components of transactions to related parties is as follows:

	December 31	December 31
	2017	2016
Payables to related parties
Hunter Dickinson Services Inc. (b)	$540	$240
Key management personnel (a)	93	–
RSU liability (a)	419	–
	$1,052	$240

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation (note 2(c)). Details between the Group and other related parties are disclosed below:

(a)	Transactions and Balances with Key Management Personnel (“KMP”)

The aggregate value of transactions with KMP, being the Group’s directors and officers including the Chief Financial Officer ("CFO"), Company Secretary, Senior Vice President ("SVP") Corporate Development, Vice President ("VP"), Corporate Communications, VP, Engineering and VP, Public Affairs, and Pebble Partnership ("PLP") senior management, the CEO, Executive VP, Public Affairs, SVP, Corporate Affairs, VP, Permitting and Chair of Pebble Mines Corp ("PMC Chair"), was as follows for the year ended December 31, 2017 and 2016:

Transactions	2017	2016 [5]
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$3,306	$2,274
Amounts paid and payable to KMP [2]	2,438	2,262
Bonuses paid to KMP [3]	1,660	–
	7,404	4,536
Share-based compensation [4]	4,650	2,428
Total compensation	$12,054	$6,964

Notes to previous table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in 2 below, are employed by the Group through Hunter Dickinson Services Inc. (“HDSI”) (refer (b)).

2.	Represents short term employee benefits, including salaries and director’s fees paid and payable to the Group’s independent directors, PLP CEO, PMC Chair and PLP EVP, SVP and VP.

3.	Performance bonuses were paid to the PLP CEO for the 2015 and 2016 fiscal years, incentive bonuses were paid or payable to the SVP, Corporate Development, VP, Engineering (payable to HDSI) and the PLP VP Permitting. In addition, the Group’s CEO and CFO were paid an incentive bonus/compensation for 2016.

4.	Includes cost of DSUs, RSUs and share purchase options issued during the period.

5.	In the year ended December 31, 2016, the amounts paid and payable to KMP have been revised to correct for a non-material disclosure omission. This omission had no effect on the Statement of Loss and Comprehensive Loss and loss and diluted loss per share.

During the year ended December 31, 2017, the Group settled vested KMP RSUs by making an aggregate cash payment of $1,098 (note 7(f)) (2016 – $nil) and 218,800 (2016 – Nil) options were exercised by KMP with a weighted average exercise price of $0.47 and a weighted average market price on exercise of $2.36 for proceeds to the Group of $103.

(b)	Transactions and Balances with other Related Parties

Hunter Dickinson Services Inc. is a private company that provides geological, engineering, environmental, corporate development, financial, administrative and management services to the Group and its subsidiaries at annually set rates pursuant to a management services agreement. The annually set rates also include a component of overhead costs such as office rent, information technology services and general administrative support services. HDSI also incurs third party costs on behalf of the Group which are reimbursed by the Group at cost. Several directors and other key management personnel of HDSI, who are close business associates, are also key management personnel of the Group.

For the year ended December 31, 2017, and 2016, the aggregate value of transactions were as follows:

Transactions	2017	2016
Services rendered by HDSI:	$5,219	$3,584
Technical	2,329	1,157
Engineering	741	83
Environmental	736	375
Socioeconomic	699	660
Other technical services	153	39
General and administrative	2,890	2,427
Management, corporate communications, secretarial, financial and administration	2,225	1,908
Shareholder communication	665	519
Reimbursement of third party expenses	658	499
Conferences and travel	309	175
Insurance	62	54
Office supplies and information technology	287	270

Total value of transactions	$5,877	$4,083